SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Number of Warrants, Outstanding, Beginning balance	81,035,714
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.0895
Weighted Average Remaining Contractual Life (In Years)	3 years 9 months 21 days	4 years 3 months 25 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 1,989,500
Number of Warrants, Exercisable, Beginning balance	81,035,714
Weighted Average Exercise Price, Exercisable, Beginning balance	$ 0.10
Weighted Average Remaining Contractual Life (In Years), Exercisable	3 years 9 months 21 days	4 years 3 months 25 days
Aggregate Intrinsic Value, Exercisable, Beginning balance	$ 1,989,500
Number of Warrants, Granted	500,000
Weighted Average Exercise Price, Granted	$ 0.091
Weighted Average Remaining Contractual Life (In Years), Grantes		4 years 6 months
Number of Warrants, Exercised	(2,500,000)
Weighted Average Exercise Price, Exercised	$ 0.001
Number of Warrants, Cancelled/Forfeited	(6,750,000)
Weighted Average Exercise Price, Cancelled/Forfeited	$ 0.1633
Number of Warrants, Outstanding, Ending balance	72,285,714	81,035,714
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.098	$ 0.0895
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 1,733,000	$ 1,989,500
Number of Warrants, Exercisable, Ending balance	72,285,714	81,035,714
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.098	$ 0.10
Aggregate Intrinsic Value, Exercisable, Ending balance	$ 1,733,000	$ 1,989,500